Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2008-1

Class A-1 Floating Rate Asset Backed Notes

Class A-2 Floating Rate Asset Backed Notes

Class A-3 Floating Rate Asset Backed Notes

Class B 10.20% Asset Backed Notes

Class C 12.58% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2008-1, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Backup Servicer and Trust Collateral Agent, dated as of October 7, 2008. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	10/07/2008
Monthly Period Ending:	10/31/2008
Prev. Distribution/Close Date:	10/09/2008
Distribution Date:	11/06/2008
Days of Interest for Period:	28
Days in Collection Period:	25
Months Seasoned:	1

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	37,199	10/07/2008	10/09/2008	$643,919,830
Total	37,199			$643,919,830

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$643,919,830

	Monthly Principal Amounts
	{2}	Collections on Receivables outstanding at end of period	{2}	12,249,395

	{3}	Collections on Receivables paid off during period	{3}	3,059,108

	{4}	Receivables becoming Liquidated Receivables during period	{4}	38,369

	{5}	Receivables becoming Purchased Receivables during period	{5}	0

	{6}	Other Receivables adjustments	{6}	21,861

	{7}	Less amounts allocable to Interest	{7}	(7,123,157)

	{8}	Total Monthly Principal Amounts		{8}	8,245,576

{9}	End of period Aggregate Principal Balance			{9}	$635,674,254

{10}	Pool Factor			{10}	98.7194716%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:			Class A-1	Class A-2	Class A-3
	{11}	Original Note Balance	{11}	$100,000,000	$202,000,000	$74,046,000

	{12}	Beginning of period Note Balance	{12}	$100,000,000	$202,000,000	$74,046,000

	{13}	Noteholders’ Principal Distributable Amount	{13}	8,245,576	0	0
	{14}	Noteholders’ Accelerated Principal Amount	{14}	3,041,205	0	0
	{15}	Aggregate Principal Parity Amount	{15}	0	0	0
	{16}	Matured Principal Shortfall	{16}

	{17}	End of period Note Balance	{17}	$88,713,219	$202,000,000	$74,046,000

	{18}	Note Pool Factors	{18}	88.7132190%	100.0000000%	100.0000000%

				Class B	Class C	TOTAL
				$51,514,000	$72,440,000	$500,000,000

	{19}	Beginning of period Note Balance	{19}	$51,514,000	$72,440,000	$500,000,000

	{20}	Noteholders’ Principal Distributable Amount	{20}	0	0	8,245,576
	{21}	Noteholders’ Accelerated Principal Amount	{21}	0	0	3,041,205
	{22}	Aggregate Principal Parity Amount	{22}	0	0	0
	{23}	Matured Principal Shortfall	{23}			0

	{24}	End of period Note Balance	{24}	$51,514,000	$72,440,000	$488,713,219

	{25}	Note Pool Factors	{25}	100.0000000%	100.0000000%	97.7426438%

III.	CALCULATION OF STEP-DOWN AMOUNT:
{26}	Ending Pool Balance	{26}		$635,674,254

{27}	34.10% of Ending Aggregate Principal Balance	{27}	216,764,921

{28}	Aggregate, Cumulative Amount of principal paid to Class B & Class C Noteholders through prior period	{28}	0

{29}	Less Specified Reserve Balance	{29}	(12,878,397)

{30}	Sum of {27}, {28}, and {29}	{30}	203,886,524

{31}	80% of Ending Pool Balance	{31}	508,539,403

{32}	Lesser of {30} or {31}	{32}		203,886,524

{33}	Required Pro Forma Note Balance {26} - {32}	{33}		431,787,730

{34}	Beginning Note Balance	{34}	500,000,000

{35}	Total Monthly Principal Amount	{35}	(8,245,576)

{36}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{36}		491,754,424

{37}	Excess of Required Pro-forma over Pro-forma Balance	{37}		0

{38}	Pool Balance minus Pro-forma Note Balance not to exceed 1.5% Original Pool Balance ($9,658,797)	{38}		9,658,797

{39}	Step-Down Amount Lesser of {37} or {38}	{39}			$0

IV.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{40}	Total Monthly Principal Amounts		{40}	$8,245,576

{41}	Step-down Amount		{41}	0

{42}	Principal Distributable Amount		{42}		$8,245,576

V.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class A - 1	$100,000,000	0	5.1400%	28	Actual days/360	$399,778
{44}	Class A - 2	202,000,000	0	8.1400%	28	Actual days/360	1,278,884
{45}	Class A - 3	74,046,000	0	9.1400%	28	Actual days/360	526,385
{46}	Class B	51,514,000	0	10.2000%	27	30/360	394,082
{47}	Class C	72,440,000	0	12.5800%	27	30/360	683,471

VI.	RECONCILIATION OF COLLECTION ACCOUNT:
	Available Funds:
	{48}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)				{48}	$15,275,183

	{49}	Liquidation Proceeds collected during period				{49}	7,021

	{50}	Purchase Amounts or amounts from Servicer deposited in Collection Account				{50}	0

	{51}	Investment Earnings - Collection Account				{51}	12,479

	{52}	Investment Earnings - Transfer From Reserve Account				{52}	19,695

	{53}	Collection of Supplemental Servicing - Extension Fees				{53}	33,320

	{54}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced				{54}	0

	{55}	Collection of Supplemental Servicing - Late Fees & Prepayment Penalty Fees				{55}	51,644

			Class A-1	Class A-2	Class A-3
	{56}	Proceeds from Cap and Swap Agreement	0	173,752	57,932	{56}	231,684

	{57}	Total Available Funds				{57}		15,631,026

	Distributions:			Class A-2	Class A-3
	{58}	Net Swap Payments to Swap Provider		0	0	{58}	0

	{58}	Base Servicing Fee				{58}	1,006,125

	{59}	Repo and Recovery Fees - reimbursed to Servicer				{59}	0

	{60}	Bank Service Charges - reimbursed to Servicer				{60}	43

	{61}	Late Fees & Prepayment Penalty Fees - to Servicer				{61}	51,644

	{62}	Agent fees				{62}	833

	{63}	Backup Servicing Fees				{63}	3,000

	{64}	Class A-1 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments				{64}	399,778

	{65}	Class A-2 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments				{65}	1,278,884

	{66}	Class A-3 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments				{66}	526,385

	{67}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall				{67}	0

	{68}	Class B Noteholders’ Interest Distributable Amount				{68}	394,082

	{69}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall				{69}	0

	{70}	Class C Noteholders’ Interest Distributable Amount				{70}	683,471

	{71}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall				{71}	0

	{72}	Noteholders’ Principal Distributable Amount				{72}	8,245,576

	{73}	To the Reserve Account, the Reserve Account Deposit				{73}	0

	{74}	To the Noteholders, the Accelerated Principal Amount (as calculated below)				{74}	3,041,205

	{75}	To Class C Note Principal Amount, all remaining amounts				{75}	0

	{76}	To Class B Note Principal Amount, all remaining amounts				{76}	0

	{77}	Additional fees (Indenture Trustee, Owner Trustee, Trust Collateral Agent, Backup Servicer)				{77}	0

	{78}	Unpaid Swap Termination Payments to Swap Provider				{78}	0

	{79}	To the Certificateholders, the aggregate amount remaining				{79}	0

	{80}	Total Distributions				{80}		$15,631,026

VlI.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) – (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{81}	Class A	$376,046,000	$635,674,254	$0	$12,364,334	$0
{82}	Class B	376,046,000	635,674,254	0	11,970,252	0
{83}	Class C	448,486,000	635,674,254	0	11,286,781	0
{84}	Total					$0
	** Principal Parity Amount distributed as Noteholders Principal Distributable in first three months of Trust

VlII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{85}	Excess Available Funds						{85}	$ 3,041,205

{86}	Pro-Forma Note Balance (Calculated after Step-Down)						{86}	491,754,424

{87}	Required Pro Forma Note Balance						{87}	431,787,730

{88}	Excess of Pro-Forma Balance over Required Pro-Forma Balance						{88}	59,966,694

{89}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{89}		$ 3,041,205

IX.	RECONCILIATION OF RESERVE ACCOUNT:								Initial
{90}	Specified Reserve Balance								$12,878,397
{91}	Beginning of period Reserve Account balance						{91}		$12,878,397

{92}	The Reserve Account Deposit, from Collection Account						{92}	0

{93}	Investment Earnings						{93}	19,695

{94}	Investment Earnings—transferred to Collection Account Available Funds						{94}	(19,695)

{95}	Reserve Account Withdrawal Amount						{95}	0

{96}	End of period Reserve Account balance						{96}		$12,878,397

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:
{97}	Aggregate Principal Balance						{97}	$635,674,254

{98}	End of Period Note Balance						{98}	488,713,219

{99}	Overcollateralization (Undercollateralization)						{99}	146,961,035

{100}	Overcollateralization %						{100}		23.12%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{101}	Original Number of Receivables						{101}	37,199
{102}	Beginning of period number of Receivables						{102}	0	37,199
{103}	Number of Receivables becoming Liquidated Receivables during period						{103}	8	8
{104}	Number of Receivables becoming Purchased Receivables during period						{104}	0	0
{105}	Number of Receivables paid off during period						{105}	211	211
{106}	End of period number of Receivables						{106}	36,980	36,980

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{107}	Weighted Average APR of the Receivables	{107}	16.47%	16.47%	16.48%
{108}	Weighted Average Remaining Term of the Receivables	{108}	61.00	61.00	59.79
{109}	Weighted Average Original Term of Receivables	{109}	70.00	70.00	70.00
{110}	Average Receivable Balance	{110}	$17,310	$17,310	$17,190
{111}	Net Losses in Period	{111}	$0	$0	$31,348
{112}	Aggregate Realized Losses	{112}	$0	$0	$31,348
{113}	Aggregate Realized Loss Percentage	{113}		0.000%	0.004%
{114}	ABS Prepay Speed	{114}		0.000	0.2201

XIII.	DELINQUENCY:

	Receivables with Scheduled Payment delinquent		Units	Dollars	Percentage
	{115} 31-60 days	{115}	1,607	$27,608,148	4.29%
	{116} 61-90 days	{116}	25	470,892	0.07%
	{117} over 90 days	{117}	4	53,707	0.01%
	{118} Total	{118}	1,636	$28,132,747	4.37%

XIV.	EXTENSIONS
	{119} Principal Balance of Receivables extended during current period	{119}		$14,066,153

	{120} Beginning of Period Aggregate Principal Balance	{120}		643,919,830

	{121} Extension Rate {119} divided by {120}	{121}			2.18%

By:	/s/Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	November 4, 2008

Class B Note Funding Trust

U.S. $48,938,300 Commitment

Monthly Report

This Monthly Report has been prepared pursuant to section 5.5(b) of the Loan and Security Agreement, among, Class B Note Funding Trust, (The “Borrower”); AmeriCredit Financial Services, Inc., (“AFSI”); AFS Sensub Corp., (The “Underlying Depositor”); and W

The undersigned hereby certifies that no Amortization Event or Unmatured Amortization Event has occurred.

Monthly Period Beginning	10/07/2008
Monthly Period Ending	10/31/2008
Prev. Payment Date	10/09/2008
Payment Date	11/06/2008
Days in Accrual Period	27
Amortization Event	No

Monthly Period Note Balance Calculation				Class B
Original Note Balance				$51,514,000
{1}	Beginning of Period Note Balance		{1}	51,514,000

{2}	Noteholders Principal paid		{2}	0

{3}	End of Period Note Balance		{3}	51,514,000

Capital Calculation				Capital
Initial Facility Limit				$48,938,300
{4}	Beginning of Period Capital		{4}	48,938,300

{5}	Required Principal Distribution		{5}	0

{6}	End of Period Capital		{6}	48,938,300

Calculation of Required Principal Distribution

{7}	Beginning of Period Capital		{7}	48,938,300

{8}	End of Period Class B Note Balance	{8}	51,514,000

{9}	multiplied by 95% or 0% if Amortization Event	{9}	95%

{10}	Less		{10}	48,938,300

{11}	Required Principal Distribution		{11}	0

Reconciliation of Collection Account
Available Funds
{12}	Collections of Noteholders Interest Distributable from the Underlying Issuer	{12}	394,082

{13}	Amounts received from hedging arrangements	{13}

{14}	Income Collections		{14}	394,082

{15}	Principal Collections		{15}	0

{16}	Available Funds		{16}	394,082

{17}	Distribution of Lenders Percentage of Income Collections (95% of Income Collections) 2.7(a)	{17}	374,378
{18}	To the Hedge Counterparty, the accrued and unpaid Hedge Costs (exclusive of Hedge Breakage Costs) in respect of such Payment Date, if any, and any unpaid Hedge Costs (exclusive of Hedge Breakage Costs) from any prior Payment Date	{18}

{19}	All remaining amounts, to the Deal Agent for the account of the Lenders, an amount equal to the sum of any accrued and unpaid (A) Yield and Breakage Costs and (B) Increased Costs, Indemnified Amounts and any Additional Amounts due in respect of such Payme	{19}	374,378

	All remaining amounts, to the Deal Agent for the account of the Lenders, any remaining amounts payable pursuant to this Section 2.7(a) as the Usage Fee;
{20}	Total Distribution of Lender's Percentage of Income Collections		{20}	374,378

{21}	Excess Available Funds after distribution above		{21}	19,704

Distribution of remaining Available Funds 2.7(b)
{22}	To the Collateral Agent, any amounts due but unpaid pursuant to Section 2.12(d) and the Collateral Agent Fee Letter	{22}	500

{23}	To the Deal Agent an amount equal to the Required Principal Distribution	{23}	0

{24}	To the Hedge Counterparty, any accrued and unpaid Defaulting Hedge Breakage Costs in respect of such Payment Date and any unpaid Defaulting Hedge Breakage Costs from any prior Payment Date	{24}	0

{25}	To the Borrower, an amount equal to 5.0% of the Principal Collections with respect to such Payment Date;	{25}	0

{26}	To the Hedge Counterparty, any remaining accrued and unpaid Hedge Breakage Costs in respect of such Payment Date and any remaining unpaid Hedge Breakage Costs from any prior Payment Date	{26}	0

{27}	To the Borrower, an remaining amounts	{27}	19,204

{28}	Ending Available Funds		{28}	0

By:	/s/Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	November 4, 2008

Class C Note Funding Trust

U.S. $68,818,000 Commitment

Monthly Report

This Monthly Report has been prepared pursuant to section 5.5(b) of the Loan and Security Agreement, among, Class B Note Funding Trust, (The “Borrower”); AmeriCredit Financial Services, Inc., (“AFSI”); AFS Sensub Corp., (The “Underlying Depositor”); and W

The undersigned hereby certifies that no Amortization Event or Unmatured Amortization Event has occurred.

Monthly Period Beginning	10/07/2008
Monthly Period Ending	10/31/2008
Prev. Payment Date	10/09/2008
Payment Date	11/06/2008
Days in Accrual Period	27
Amortization Event	No

Monthly Period Note Balance Calculation				Class C
Original Note Balance				$72,440,000
{1}	Beginning of Period Note Balance		{1}	72,440,000

{2}	Noteholders Principal paid		{2}	0

{3}	End of Period Note Balance		{3}	72,440,000

Capital Calculation				Capital
Initial Facility Limit				$68,818,000
{4}	Beginning of Period Capital		{4}	68,818,000

{5}	Required Principal Distribution		{5}	0

{6}	End of Period Capital		{6}	68,818,000

Calculation of Required Principal Distribution

{7}	Beginning of Period Capital		{7}	68,818,000

{8}	End of Period Class B Note Balance	{8}	72,440,000

{9}	multiplied by 95% or 0% if Amortization Event	{9}	95%

{10}	Less		{10}	68,818,000

{11}	Required Principal Distribution		{11}	0

Reconciliation of Collection Account
Available Funds
{12}	Collections of Noteholders Interest Distributable from the Underlying Issuer	{12}	683,471

{13}	Amounts received from hedging arrangements	{13}

{14}	Income Collections		{14}	683,471

{15}	Principal Collections		{15}	0

{16}	Available Funds		{16}	683,471

{17}	Distribution of Lenders Percentage of Income Collections (95% of Income Collections) 2.7(a)	{17}	649,297
{18}	To the Hedge Counterparty, the accrued and unpaid Hedge Costs (exclusive of Hedge Breakage Costs) in respect of such Payment Date, if any, and any unpaid Hedge Costs (exclusive of Hedge Breakage Costs) from any prior Payment Date	{18}

{19}	All remaining amounts, to the Deal Agent for the account of the Lenders, an amount equal to the sum of any accrued and unpaid (A) Yield and Breakage Costs and (B) Increased Costs, Indemnified Amounts and any Additional Amounts due in respect of such Payme	{19}	649,297

{20}	Total Distribution of Lender's Percentage of Income Collections		{20}	649,297

{21}	Excess Available Funds after distribution above		{21}	34,174

Distribution of remaining Available Funds 2.7(b)
{22}	To the Collateral Agent, any amounts due but unpaid pursuant to Section 2.12(d) and the Collateral Agent Fee Letter	{22}	500

{23}	To the Deal Agent an amount equal to the Required Principal Distribution	{23}	0

{24}	To the Hedge Counterparty, any accrued and unpaid Defaulting Hedge Breakage Costs in respect of such Payment Date and any unpaid Defaulting Hedge Breakage Costs from any prior Payment Date	{24}	0

{25}	To the Borrower, an amount equal to 5.0% of the Principal Collections with respect to such Payment Date;	{25}	0

{26}	To the Hedge Counterparty, any remaining accrued and unpaid Hedge Breakage Costs in respect of such Payment Date and any remaining unpaid Hedge Breakage Costs from any prior Payment Date	{26}	0

{27}	To the Borrower, an remaining amounts	{27}	33,674

{28}	Ending Available Funds		{28}	0

By:	/s/Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	November 4, 2008

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